SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property Equipment and Software Useful Life (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Machinery and equipment
Property, Plant and Equipment [Line Items]
Useful life (years)	5 years	5 years
Electronic equipment
Property, Plant and Equipment [Line Items]
Useful life (years)	3 years	3 years
Vehicles and vehicle hardware | Minimum
Property, Plant and Equipment [Line Items]
Useful life (years)	3 years	3 years
Vehicles and vehicle hardware | Maximum
Property, Plant and Equipment [Line Items]
Useful life (years)	7 years	7 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful life (years)	7 years	7 years
Developed software | Minimum
Property, Plant and Equipment [Line Items]
Useful life (years)	2 years	2 years
Developed software | Maximum
Property, Plant and Equipment [Line Items]
Useful life (years)	4 years	4 years